Acquisitions - Summary of the Preliminary Purchase Price (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Aug. 15, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Number of shares of Digiplex common stock outstanding at August 15, 2014		24,420,032	23,059,959
Estimated fair value of 1.4 million common shares issued per merger agreement		$ 47,274
Digiplex [Member]
Business Acquisition [Line Items]
Number of shares of Digiplex common stock outstanding at August 15, 2014	7,832,000
Exchange ratio	0.1765
Estimated fair value of 1.4 million common shares issued per merger agreement	47,274
Cash settlement of Start Media joint venture	10,978
Cash settlement of shares held in escrow	181
Total preliminary estimated acquisition consideration	$ 58,433
Digiplex [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Exchange ratio	0.1765
Number of shares of Carmike common stock-as exchanged	1,382,000
Carmike common stock price on August 15, 2014	$ 34.20